Result of the Year - Schedule of Reconciliation of Effective Tax Rate to Statutory Corporate Income Tax Rate (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Abstract]
Net loss before tax	kr (635,161)	kr (342,997)	kr (235,100)
Corporate income tax rate in Denmark	22.00%	22.00%	22.00%
Computed income tax benefit	kr 139,735	kr 75,459	kr 51,722
Tax effect of:
Adjustments prior years	(1,065)
Other non-deductible expenses, including US listing-related costs and share-based compensation	2,750	(498)	128
Effect of different tax rate	(673)
Deferred tax asset not recognized after tax credit	(138,832)	(69,461)	(46,350)
Income tax benefit	kr 1,915	kr 5,500	kr 5,500